Submission	Oct. 09, 2025
Submission [Line Items]
Central Index Key	0001731348
Registrant Name	Tilray Brands, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A